Game Your Game Acquisition (Details) - Schedule of Purchase Price (Parentheticals) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022
Game Your Game [Member]
Business Acquisition [Line Items]
Number of common stock shares	15,722	15,721